Shareholder Report, Average Annual Return (Details)	6 Months Ended		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000073498
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Comstock Capital Value Fund - Class AAA
C000002843
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Comstock Capital Value Fund - Class C
Average Annual Return, Percent	3.20%		6.92%	0.11%	(7.16%)
C000002844
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Comstock Capital Value Fund - Class I
C000002841
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Comstock Capital Value Fund - Class A
Average Annual Return, Percent	(1.91%)		1.57%	(0.94%)	(7.34%)
Without Sales Load [Member] | C000073498
Average Annual Return [Line Items]
Average Annual Return, Percent	4.31%		8.01%	0.29%	(6.74%)
Without Sales Load [Member] | C000002843
Average Annual Return [Line Items]
Average Annual Return, Percent	4.20%		7.92%	0.11%	(7.16%)
Without Sales Load [Member] | C000002844
Average Annual Return [Line Items]
Average Annual Return, Percent	4.17%		7.73%	0.37%	(6.56%)
Without Sales Load [Member] | C000002841
Average Annual Return [Line Items]
Average Annual Return, Percent	4.07%		7.77%	0.24%	(6.79%)
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.08%		38.02%	15.27%	13.00%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.08%		38.02%	15.27%	13.00%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.08%		38.02%	15.27%	13.00%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.08%		38.02%	15.27%	13.00%
Bloomberg US Government / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.14%		10.23%	(0.13%)	1.65%
MSCI USA Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.55%		31.80%	10.16%	9.17%
Bloomberg US Government / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.14%		10.23%	(0.13%)	1.65%
MSCI USA Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.55%		31.80%	10.16%	9.17%
Bloomberg US Government / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.14%		10.23%	(0.13%)	1.65%
MSCI USA Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.55%		31.80%	10.16%	9.17%
Bloomberg US Government / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.14%		10.23%	(0.13%)	1.65%
MSCI USA Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.55%		31.80%	10.16%	9.17%